Share capital - Summary of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance	11,013,813	10,283,668
Direct Share Placement program	24,947	347,145
Private placements	1,200,000
Milestone payments		375,500
Exercise of pre-funded warrants	300,000
Withdrawal of fractional shares	(3,009)
Exercises of options	4,688	7,500
Ending balance	12,540,439	11,013,813
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	14,040,837	11,033,337
Issuance of treasury shares		3,000,000
Exercises of options	0	7,500
Ending balance	14,040,837	14,040,837
Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(3,027,024)	(749,669)
Issuance of treasury shares		(3,000,000)
Direct Share Placement program	24,947	347,145
Private placements	1,200,000
Milestone payments		375,500
Exercise of pre-funded warrants	300,000
Withdrawal of fractional shares	(3,009)
Exercises of options	4,688
Ending balance	(1,500,398)	(3,027,024)